UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund:   BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp.:
4.85%, 9/15/41	$10	$10,521
4.07%, 12/15/42	10	9,534
Northrop Grumman Corp., 3.25%, 8/01/23	25	25,481
United Technologies Corp.:
3.10%, 6/01/22	15	15,513
4.50%, 6/01/42	25	25,511

		86,560
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34	10	10,341
4.10%, 2/01/45	10	8,956
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,516

		25,813
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,370
Banks — 3.0%
BNP Paribas SA, 3.25%, 3/03/23	20	20,229
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,339
HSBC Holdings PLC, 6.10%, 1/14/42	60	73,678
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,760
3.50%, 3/08/22	25	26,121
3.45%, 2/13/23	75	75,721
3.30%, 9/09/24	15	15,064
5.38%, 11/02/43	5	5,388
5.61%, 1/15/44	25	27,410
4.65%, 11/04/44	10	9,704
4.90%, 11/17/45	30	30,134

		323,548
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	7	7,044
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	43	41,876
Diageo Investment Corp., 2.88%, 5/11/22	25	25,304
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,551
PepsiCo, Inc.:
2.75%, 3/01/23	35	35,549
4.00%, 3/05/42	10	9,806

		129,130

Corporate Bonds	Par (000)	Value
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	$15	$17,755
Biogen, Inc., 3.63%, 9/15/22	20	20,541
Celgene Corp., 3.55%, 8/15/22	25	25,360

		63,656
Capital Markets — 3.7%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,569
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,199
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,584
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	40,623
6.13%, 2/15/33	35	40,541
6.75%, 10/01/37	55	63,495
Morgan Stanley:
3.75%, 2/25/23	25	25,583
3.70%, 10/23/24	75	75,001
5.00%, 11/24/25	25	26,363
4.35%, 9/08/26	10	10,041
3.95%, 4/23/27	30	28,957
4.30%, 1/27/45	20	18,784
State Street Corp., 3.70%, 11/20/23	10	10,574

		407,314
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,262
5.38%, 3/15/44	10	8,469
Dow Chemical Co., 7.38%, 11/01/29	5	6,125
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	23,653
Ecolab, Inc., 4.35%, 12/08/21	25	27,122
LYB International Finance BV, 4.88%, 3/15/44	5	4,299
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,413

		79,343
Commercial Services & Supplies — 0.3%
Republic Services, Inc., 5.25%, 11/15/21	25	28,023
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,142
Motorola Solutions, Inc., 4.00%, 9/01/24	10	8,546

		44,688

BLACKROCK CORI FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Consumer Finance — 1.0%
American Express Co., 4.05%, 12/03/42	$20	$19,257
Capital One Financial Corp., 3.50%, 6/15/23	25	24,972
HSBC Finance Corp., 6.68%, 1/15/21	25	28,198
John Deere Capital Corp., 2.80%, 1/27/23	10	9,963
MasterCard, Inc., 3.38%, 4/01/24	25	25,876

		108,266
Diversified Financial Services — 7.1%
Bank of America Corp.:
5.63%, 7/01/20	25	27,649
3.30%, 1/11/23	45	44,325
4.13%, 1/22/24	25	25,693
4.00%, 1/22/25	25	24,432
4.25%, 10/22/26	55	54,227
5.88%, 2/07/42	15	17,316
5.00%, 1/21/44	10	10,312
4.88%, 4/01/44	15	15,316
Series L, 4.75%, 4/21/45	5	4,775
Citigroup, Inc.:
3.88%, 10/25/23	25	25,649
5.50%, 9/13/25	25	26,823
4.30%, 11/20/26	45	44,492
8.13%, 7/15/39	25	36,240
6.68%, 9/13/43	10	11,952
4.65%, 7/30/45	15	14,854
General Electric Capital Corp.:
3.10%, 1/09/23	50	51,890
6.75%, 3/15/32	40	52,468
5.88%, 1/14/38	10	12,326
6.88%, 1/10/39	40	55,014
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	80,898
3.38%, 5/01/23	25	24,325
3.88%, 9/10/24	45	44,732
6.40%, 5/15/38	25	30,571
5.63%, 8/16/43	30	32,750
Northern Trust Corp., 3.95%, 10/30/25	10	10,663

		779,692
Diversified Telecommunication Services — 3.3%
AT&T, Inc.:
3.00%, 2/15/22	25	24,638
6.30%, 1/15/38	20	21,442
6.55%, 2/15/39	10	10,891
5.35%, 9/01/40	25	23,864
5.55%, 8/15/41	5	4,930
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,794

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
4.50%, 9/15/20	$25	$27,069
5.15%, 9/15/23	50	55,315
6.40%, 9/15/33	45	50,847
6.55%, 9/15/43	25	29,186
4.86%, 8/21/46	40	37,095
4.52%, 9/15/48	30	26,284
5.01%, 8/21/54	20	17,995
4.67%, 3/15/55	30	25,224

		366,574
Electric Utilities — 1.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	17,639
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,593
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,635
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	8,872
Georgia Power Co., 4.30%, 3/15/42	15	14,565
Pacific Gas & Electric Co.:
6.05%, 3/01/34	20	24,235
5.40%, 1/15/40	20	22,764
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,484
Southern Power Co., 5.15%, 9/15/41	5	4,599
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,140

		173,526
Energy Equipment & Services — 0.6%
Baker Hughes, Inc., 5.13%, 9/15/40	5	4,632
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	9,135
5.70%, 2/15/42	15	13,306
Halliburton Co., 7.45%, 9/15/39	15	17,630
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	17,837
Williams Partners LP, 6.30%, 4/15/40	5	3,574

		66,114
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	11,923
Walgreen Co., 3.10%, 9/15/22	10	9,723

		21,646

2	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$10	$10,418
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,393
Kraft Foods Group, Inc.:
3.50%, 6/06/22	25	25,564
5.00%, 6/04/42	10	10,198

		58,573
Health Care Equipment & Supplies — 0.4%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,276
Medtronic, Inc.:
4.63%, 3/15/44	6	6,199
4.63%, 3/15/45	35	36,711

		49,186
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,107
Anthem, Inc., 5.10%, 1/15/44	20	19,941
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,956
Express Scripts Holding Co., 4.75%, 11/15/21	25	26,987
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	19,903
4.75%, 7/15/45	20	21,424

		109,318
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	11,706
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,621
Koninklijke Philips NV, 6.88%, 3/11/38	10	11,650

		18,271
Industrial Conglomerates — 0.4%
General Electric Co.:
2.70%, 10/09/22	10	10,179
4.50%, 3/11/44	30	31,373

		41,552
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	15,591
Allstate Corp., 3.15%, 6/15/23	10	10,164
American International Group, Inc.:
3.38%, 8/15/20	25	25,415
4.13%, 2/15/24	25	24,994
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,340

Corporate Bonds	Par (000)	Value
Insurance (continued)
AXA SA, 8.60%, 12/15/30	$5	$6,689
MetLife, Inc., 4.88%, 11/13/43	25	25,408
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,158
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,866

		141,625
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	26,887
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,265
Media — 3.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	35	39,539
5.40%, 10/01/43	10	10,010
Comcast Corp.:
3.13%, 7/15/22	25	25,831
4.25%, 1/15/33	5	4,942
6.45%, 3/15/37	20	24,841
6.40%, 3/01/40	20	25,155
4.65%, 7/15/42	15	15,305
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,258
6.38%, 3/01/41	10	10,497
5.15%, 3/15/42	5	4,568
Discovery Communications LLC, 6.35%, 6/01/40	15	14,961
NBCUniversal Media LLC:
6.40%, 4/30/40	20	24,497
5.95%, 4/01/41	5	5,937
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,553
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,075
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	14,974
7.30%, 7/01/38	5	5,313
6.75%, 6/15/39	5	5,093
Time Warner, Inc.:
4.05%, 12/15/23	25	25,786
7.63%, 4/15/31	25	30,903
6.10%, 7/15/40	15	15,455
5.35%, 12/15/43	10	9,906
Viacom, Inc., 4.38%, 3/15/43	10	6,910
Walt Disney Co., 2.35%, 12/01/22	15	15,014

		383,323

BLACKROCK CORI FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	$15	$14,217
5.00%, 9/30/43	10	8,922
Newmont Mining Corp., 6.25%, 10/01/39	5	4,126
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	13,257
Southern Copper Corp.:
5.25%, 11/08/42	15	10,944
5.88%, 4/23/45	20	15,359
Vale Overseas Ltd.:
4.38%, 1/11/22	25	17,375
6.88%, 11/21/36	5	3,155
6.88%, 11/10/39	20	12,500

		99,855
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,797
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	15,997
BP Capital Markets PLC:
3.25%, 5/06/22	20	19,634
2.75%, 5/10/23	25	23,398
Cenovus Energy, Inc., 6.75%, 11/15/39	2	1,538
ConocoPhillips:
5.90%, 5/15/38	10	9,144
6.50%, 2/01/39	10	9,605
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	15,498
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	13,646
Encana Corp., 6.50%, 2/01/38	15	9,023
Hess Corp., 5.60%, 2/15/41	15	10,681
Marathon Oil Corp., 6.80%, 3/15/32	10	7,749
Marathon Petroleum Corp., 5.13%, 3/01/21	25	25,531
Petro-Canada, 6.80%, 5/15/38	5	4,879
Phillips 66, 5.88%, 5/01/42	5	4,692
Suncor Energy, Inc., 6.50%, 6/15/38	25	23,918
TransCanada PipeLines, Ltd., 6.10%, 6/01/40	10	9,795
Valero Energy Corp., 6.63%, 6/15/37	15	14,558

		219,286
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	5	5,777

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc.:
2.90%, 11/06/22	$25	$24,566
4.40%, 11/06/42	10	9,367
AstraZeneca PLC:
3.38%, 11/16/25	15	15,070
6.45%, 9/15/37	10	12,733
4.38%, 11/16/45	10	9,980
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,326
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,056
Merck & Co., Inc., 2.80%, 5/18/23	25	25,236
Pfizer, Inc., 7.20%, 3/15/39	35	48,274
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,357

		220,742
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	17,773
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	15,155
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,537
Intel Corp., 4.80%, 10/01/41	10	10,375

		15,912
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	24,675
6.13%, 7/08/39	20	23,577
5.38%, 7/15/40	15	16,374

		64,626
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	18,317
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	25,381
6.00%, 9/15/41	10	8,105

		33,486
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,586
4.25%, 8/09/42	5	4,631
5.38%, 1/31/44	10	10,878
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,987

4	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued):
4.88%, 11/15/43	$15	$16,004
4.25%, 11/10/44	10	9,754

		67,840
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	22,469
Vodafone Group PLC:
2.95%, 2/19/23	15	14,142
6.15%, 2/27/37	20	20,193
4.38%, 2/19/43	10	8,062

		64,866
Total Corporate Bonds — 40.3%		4,422,624

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	80	116,675
5.25%, 11/15/28	10	13,490
6.13%, 8/15/29	10	14,656
4.38%, 2/15/38	10	13,186
4.38%, 11/15/39	10	13,155
3.13%, 2/15/42	20	21,680
2.75%, 11/15/42	20	20,068
3.63%, 8/15/43	20	23,684
3.75%, 11/15/43	20	24,218
3.63%, 2/15/44	20	23,645
3.38%, 5/15/44	10	11,282
3.13%, 8/15/44	20	21,517
3.00%, 11/15/44	20	20,973
2.50%, 2/15/45	20	18,927
U.S. Treasury Notes:
2.63%, 8/15/20	70	74,033
2.13%, 8/31/20	40	41,433
2.63%, 11/15/20	50	52,922
2.38%, 12/31/20	30	31,447
2.13%, 1/31/21	20	20,727
3.63%, 2/15/21	50	55,412
3.13%, 5/15/21	150	162,949
2.00%, 10/31/21	20	20,542

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
1.50%, 1/31/22	$20	$19,955
1.75%, 2/28/22	30	30,346
1.75%, 3/31/22	30	30,318
1.75%, 5/15/23	40	40,113
2.75%, 11/15/23	40	42,931
2.75%, 2/15/24	30	32,150
2.50%, 5/15/24	30	31,557
2.38%, 8/15/24	20	20,821
2.25%, 11/15/24	20	20,599
2.00%, 2/15/25	50	50,404
2.13%, 5/15/25	100	101,797
2.00%, 8/15/25	65	65,406
2.25%, 11/15/25	25	25,714
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	7,110	5,050,738
Total U.S. Treasury Obligations — 58.1%		6,379,470
Total Long-Term Investments (Cost — $10,083,455) — 98.4%		10,802,094

Short-Term Securities — 1.4%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	149,487	149,487
Total Short-Term Securities (Cost — $149,487) — 1.4%		149,487
Total Investments (Cost — $10,232,942*) — 99.8%		10,951,581
Other Assets Less Liabilities — 0.2%		18,207

Net Assets — 100.0%		$10,969,788

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$10,233,869

Gross unrealized appreciation		$880,601
Gross unrealized depreciation		(162,889)

Net unrealized appreciation		$717,712

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK CORI FUNDS	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,525	(8,038)	149,487	$104

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	March 2016	$161,031	$7,938

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,802,094	—	$10,802,094
Short-Term Securities	$149,487	—	—	149,487

Total	$149,487	$10,802,094	—	$10,951,581

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$7,938	—	—	$7,938

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures of $4,400 is categorized as level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2016	7

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,301
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,193
United Technologies Corp.:
3.10%, 6/01/22	10	10,342
4.50%, 6/01/42	35	35,715

		70,551
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	15,511
5.10%, 1/15/44	10	10,301
4.10%, 2/01/45	10	8,956
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,516

		41,284
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,740
Banks — 2.8%
BNP Paribas SA, 3.25%, 3/03/23	5	5,057
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,339
HSBC Holdings PLC, 6.10%, 1/14/42	60	73,678
Wells Fargo & Co.:
3.00%, 1/22/21	25	25,760
3.45%, 2/13/23	75	75,721
3.30%, 9/09/24	30	30,128
5.38%, 11/02/43	10	10,776
5.61%, 1/15/44	25	27,410
4.65%, 11/04/44	15	14,557
4.90%, 11/17/45	35	35,156

		312,582
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	11	11,069
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	39	37,980
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,552
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,235
4.00%, 3/05/42	15	14,709

		88,545
Biotechnology — 0.6%
Amgen, Inc., 6.40%, 2/01/39	20	23,673
Biogen, Inc., 3.63%, 9/15/22	20	20,541

Corporate Bonds	Par (000)	Value
Biotechnology (continued)
Celgene Corp., 3.55%, 8/15/22	$25	$25,361

		69,575
Capital Markets — 3.5%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,569
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,583
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,156
6.13%, 2/15/33	45	52,124
6.75%, 10/01/37	50	57,723
6.25%, 2/01/41	5	5,929
5.15%, 5/22/45	5	4,873
Morgan Stanley:
3.75%, 2/25/23	25	25,583
3.70%, 10/23/24	70	70,001
5.00%, 11/24/25	25	26,363
4.35%, 9/08/26	10	10,041
3.95%, 4/23/27	40	38,610
6.38%, 7/24/42	10	12,139
4.30%, 1/27/45	15	14,088
State Street Corp.:
3.70%, 11/20/23	10	10,574
3.55%, 8/18/25	10	10,500

		388,856
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,262
5.38%, 3/15/44	10	8,469
Dow Chemical Co., 7.38%, 11/01/29	10	12,251
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	23,653
LYB International Finance BV, 4.88%, 3/15/44	5	4,299
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	10,826

		63,760
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,166
Motorola Solutions, Inc., 4.00%, 9/01/24	10	8,546

		50,712
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	19,257
Capital One Financial Corp., 3.50%, 6/15/23	25	24,972

BLACKROCK CORI FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
John Deere Capital Corp., 2.80%, 1/27/23	$15	$14,945
MasterCard, Inc., 3.38%, 4/01/24	25	25,876

		85,050
Diversified Financial Services — 6.9%
Bank of America Corp.:
3.30%, 1/11/23	45	44,325
4.13%, 1/22/24	25	25,693
4.00%, 4/01/24	25	25,492
4.00%, 1/22/25	20	19,546
4.25%, 10/22/26	50	49,297
5.88%, 2/07/42	20	23,087
5.00%, 1/21/44	10	10,312
4.88%, 4/01/44	30	30,632
Series L, 4.75%, 4/21/45	5	4,775
Citigroup, Inc.:
3.88%, 10/25/23	25	25,649
5.50%, 9/13/25	25	26,823
4.30%, 11/20/26	5	4,944
8.13%, 7/15/39	30	43,487
6.68%, 9/13/43	25	29,881
4.65%, 7/30/45	15	14,853
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,945
6.75%, 3/15/32	35	45,910
5.88%, 1/14/38	25	30,814
6.88%, 1/10/39	45	61,891
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	48,650
3.88%, 9/10/24	80	79,524
6.40%, 5/15/38	25	30,571
5.60%, 7/15/41	10	11,446
5.63%, 8/16/43	30	32,750
Northern Trust Corp., 3.95%, 10/30/25	10	10,663

		756,960
Diversified Telecommunication Services — 3.4%
AT&T, Inc.:
6.30%, 1/15/38	25	26,803
6.55%, 2/15/39	5	5,445
5.35%, 9/01/40	25	23,864
5.55%, 8/15/41	15	14,790
Orange SA, 5.38%, 1/13/42	5	5,284
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,794
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,315
6.40%, 9/15/33	55	62,147
4.27%, 1/15/36	25	22,314
6.55%, 9/15/43	35	40,861
4.86%, 8/21/46	35	32,458

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
4.52%, 9/15/48	$30	$26,284
5.01%, 8/21/54	25	22,494
4.67%, 3/15/55	25	21,020

		370,873
Electric Utilities — 1.9%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	23,519
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,593
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,635
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	8,872
Georgia Power Co., 4.30%, 3/15/42	25	24,275
Pacific Gas & Electric Co.:
6.05%, 3/01/34	25	30,294
5.40%, 1/15/40	20	22,764
PacifiCorp, 6.00%, 1/15/39	15	18,552
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,484
Southern Power Co., 5.15%, 9/15/41	5	4,599
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,093

		205,680
Energy Equipment & Services — 0.7%
Baker Hughes, Inc., 5.13%, 9/15/40	5	4,632
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	9,135
5.70%, 2/15/42	15	13,306
Halliburton Co., 7.45%, 9/15/39	15	17,630
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,141
7.63%, 1/15/39	15	17,837
Williams Partners LP, 6.30%, 4/15/40	10	7,149

		74,830
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	11,924
Walgreen Co., 3.10%, 9/15/22	15	14,584

		26,508
Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,419

2	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Food Products (continued)
Kellogg Co., Series B, 7.45%, 4/01/31	$10	$12,393
Kraft Foods Group, Inc.:
3.50%, 6/06/22	25	25,564
5.00%, 6/04/42	15	15,296

		63,672
Health Care Equipment & Supplies — 0.6%
Covidien International Finance SA, 6.55%, 10/15/37	5	6,275
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,471
Medtronic, Inc.:
4.63%, 3/15/44	7	7,232
4.63%, 3/15/45	40	41,956

		60,934
Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	5	6,107
Anthem, Inc., 5.10%, 1/15/44	20	19,941
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,971
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	19,903
4.75%, 7/15/45	25	26,779

		82,701
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	11,705
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,621
Koninklijke Philips NV, 6.88%, 3/11/38	15	17,475

		24,096
Industrial Conglomerates — 0.5%
General Electric Co.:
2.70%, 10/09/22	15	15,269
4.50%, 3/11/44	35	36,602

		51,871
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23	10	10,394
Allstate Corp., 3.15%, 6/15/23	15	15,246
American International Group, Inc., 4.13%, 2/15/24	50	49,987
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,340
AXA SA, 8.60%, 12/15/30	10	13,379
MetLife, Inc., 4.88%, 11/13/43	35	35,570

Corporate Bonds	Par (000)	Value
Insurance (continued)
Prudential Financial, Inc., 6.63%, 12/01/37	$15	$18,237
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,866

		164,019
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	13,265
Media — 3.3%
21st Century Fox America, Inc.:
6.40%, 12/15/35	45	50,836
5.40%, 10/01/43	10	10,010
Comcast Corp.:
3.13%, 7/15/22	25	25,831
4.25%, 1/15/33	15	14,827
6.45%, 3/15/37	25	31,051
6.40%, 3/01/40	20	25,155
4.65%, 7/15/42	10	10,203
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	10,497
5.15%, 3/15/42	5	4,568
Discovery Communications LLC, 6.35%, 6/01/40	20	19,948
NBCUniversal Media LLC:
6.40%, 4/30/40	20	24,497
5.95%, 4/01/41	10	11,873
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,113
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	14,973
7.30%, 7/01/38	5	5,313
6.75%, 6/15/39	10	10,186
Time Warner, Inc.:
4.05%, 12/15/23	25	25,786
7.63%, 4/15/31	5	6,181
6.10%, 7/15/40	15	15,455
5.35%, 12/15/43	20	19,812
Viacom, Inc., 4.38%, 3/15/43	15	10,365
Walt Disney Co., 2.35%, 12/01/22	10	10,010

		360,490
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	9,478
5.00%, 9/30/43	10	8,922
Newmont Mining Corp., 6.25%, 10/01/39	10	8,252
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	8,838
Southern Copper Corp.:
5.25%, 11/08/42	15	10,944

BLACKROCK CORI FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
Southern Copper Corp. (continued):
5.88%, 4/23/45	$25	$19,199
Vale Overseas Ltd.:
6.88%, 11/21/36	5	3,155
6.88%, 11/10/39	35	21,875

		90,663
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,797
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	15,997
BP Capital Markets PLC:
3.25%, 5/06/22	10	9,817
2.75%, 5/10/23	25	23,398
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	7,271
Cenovus Energy, Inc., 6.75%, 11/15/39	3	2,306
ConocoPhillips, 6.50%, 2/01/39	20	19,210
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	20,664
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	13,646
Encana Corp., 6.50%, 2/01/38	15	9,024
Hess Corp.:
7.30%, 8/15/31	5	4,483
5.60%, 2/15/41	20	14,241
Marathon Oil Corp., 6.80%, 3/15/32	10	7,749
Phillips 66, 5.88%, 5/01/42	10	9,384
Suncor Energy, Inc., 6.50%, 6/15/38	30	28,701
TransCanada PipeLines, Ltd., 6.10%, 6/01/40	10	9,796
Valero Energy Corp., 6.63%, 6/15/37	15	14,558

		210,245
Pharmaceuticals — 2.1%
Abbott Laboratories, 5.30%, 5/27/40	10	11,555
AbbVie, Inc., 2.90%, 11/06/22	25	24,566
AstraZeneca PLC:
3.38%, 11/16/25	15	15,070
6.45%, 9/15/37	15	19,099
4.38%, 11/16/45	10	9,980
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	26,326
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,056

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc., 2.80%, 5/18/23	$25	$25,236
Pfizer, Inc., 7.20%, 3/15/39	40	55,170
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,357

		230,415
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	20,206
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,537
Intel Corp., 4.80%, 10/01/41	15	15,562

		21,099
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	24,675
6.13%, 7/08/39	20	23,577
5.38%, 7/15/40	20	21,832

		70,084
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	18,317
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,486

		24,803
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	8,105
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,879
5.38%, 1/31/44	20	21,756
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,658
4.88%, 11/15/43	25	26,673

		74,966
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	28,086
Vodafone Group PLC:
2.95%, 2/19/23	10	9,428
6.15%, 2/27/37	25	25,242
4.38%, 2/19/43	5	4,031

		66,787
Total Corporate Bonds — 39.0%		4,290,429

4	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.25%, 8/15/22	$60	$81,038
7.13%, 2/15/23	30	40,934
7.50%, 11/15/24	130	189,597
7.63%, 2/15/25	90	133,073
6.00%, 2/15/26	125	171,201
6.38%, 8/15/27	150	216,750
4.38%, 2/15/38	10	13,186
4.50%, 5/15/38	20	26,833
4.38%, 11/15/39	20	26,309
4.38%, 5/15/41	70	92,419
3.13%, 2/15/42	80	86,719
2.75%, 11/15/42	350	351,189
3.13%, 2/15/43	50	53,922
2.88%, 5/15/43	80	82,147
3.63%, 8/15/43	270	319,739
3.75%, 11/15/43	180	217,962
3.63%, 2/15/44	50	59,113
3.38%, 5/15/44	75	84,615
3.13%, 8/15/44	60	64,552
2.50%, 2/15/45	40	37,853
U.S. Treasury Notes:
1.63%, 8/15/22	60	60,056
1.63%, 11/15/22	60	59,920
2.00%, 2/15/23	50	51,107
1.75%, 5/15/23	170	170,478
2.50%, 8/15/23	130	137,226
2.75%, 11/15/23	230	246,855
2.75%, 2/15/24	180	192,902
2.50%, 5/15/24	70	73,634
2.38%, 8/15/24	160	166,569
2.25%, 11/15/24	30	30,899
2.00%, 2/15/25	125	126,011

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.13%, 5/15/25	$90	$91,617
2.00%, 8/15/25	90	90,562
2.25%, 11/15/25	50	51,428
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	4,128	2,538,633
Total U.S. Treasury Obligations — 58.5%		6,437,048
Total Long-Term Investments (Cost — $10,023,787) — 97.5%		10,727,477

Short-Term Securities — 1.5%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	165,537	165,537
Total Short-Term Securities (Cost — $165,537) — 1.5%		165,537
Total Investments (Cost — $10,189,324*) — 99.0%		10,893,014
Other Assets Less Liabilities — 1.0%		108,258

Net Assets — 100.0%		$11,001,272

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,189,482

Gross unrealized appreciation	$885,345
Gross unrealized depreciation	(181,813)

Net unrealized appreciation	$703,532

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	154,645	10,892	165,537	$128

(c)	Current yield as of period end.

BLACKROCK CORI FUNDS	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	March 2016	$161,031	$7,938

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,727,477	—	$10,727,477
Short-Term Securities	$165,537	—	—	165,537

Total	$165,537	$10,727,477	—	$10,893,014

[1]	See above Schedule of Investments for values in each industry.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$7,938	—	—	$7,938

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures of $4,400 is categorized as level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2016	7

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$28,603
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,977
United Technologies Corp., 4.50%, 6/01/42	50	51,021

		95,601
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34	15	15,511
4.10%, 2/01/45	10	8,955
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,033

		37,499
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,740
Banks — 1.9%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,339
HSBC Holdings PLC, 6.10%, 1/14/42	45	55,258
Wells Fargo & Co.:
3.30%, 9/09/24	10	10,043
5.38%, 11/02/43	40	43,105
5.61%, 1/15/44	45	49,338
4.65%, 11/04/44	15	14,557
4.90%, 11/17/45	40	40,178

		226,818
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	15	15,094
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,552
PepsiCo, Inc., 4.00%, 3/05/42	25	24,514

		49,160
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	29,591
Capital Markets — 3.7%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,285
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	45,695
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	28,958
6.75%, 10/01/37	70	80,812
6.25%, 2/01/41	25	29,643
5.15%, 5/22/45	10	9,747

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
3.88%, 4/29/24	$25	$25,377
3.70%, 10/23/24	35	35,000
5.00%, 11/24/25	25	26,363
4.35%, 9/08/26	15	15,061
3.95%, 4/23/27	45	43,436
6.38%, 7/24/42	10	12,139
4.30%, 1/27/45	25	23,480
State Street Corp., 3.55%, 8/18/25	40	41,999

		427,995
Chemicals — 0.5%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,262
5.38%, 3/15/44	10	8,469
Dow Chemical Co., 7.38%, 11/01/29	10	12,250
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,255
Ecolab, Inc., 5.50%, 12/08/41	10	11,132
LYB International Finance BV, 4.88%, 3/15/44	5	4,299
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	10,826

		55,493
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	40	48,189
Motorola Solutions, Inc., 4.00%, 9/01/24	5	4,273

		52,462
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	20	19,257
MasterCard, Inc., 3.38%, 4/01/24	25	25,876

		45,133
Diversified Financial Services — 6.1%
Bank of America Corp.:
4.00%, 1/22/25	30	29,318
4.25%, 10/22/26	75	73,946
5.88%, 2/07/42	20	23,087
5.00%, 1/21/44	60	61,874
4.88%, 4/01/44	5	5,105
Series L, 4.75%, 4/21/45	5	4,775
Citigroup, Inc.:
5.50%, 9/13/25	25	26,823
4.30%, 11/20/26	20	19,774
8.13%, 7/15/39	35	50,735
6.68%, 9/13/43	15	17,928

BLACKROCK CORI FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Citigroup, Inc. (continued):
5.30%, 5/06/44	$25	$25,491
4.65%, 7/30/45	20	19,805
General Electric Capital Corp.:
6.75%, 3/15/32	40	52,468
5.88%, 1/14/38	35	43,139
6.88%, 1/10/39	60	82,522
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	74,554
6.40%, 5/15/38	30	36,685
5.60%, 7/15/41	30	34,339
5.63%, 8/16/43	15	16,375
4.95%, 6/01/45	15	15,005

		713,748
Diversified Telecommunication Services — 3.5%
AT&T, Inc.:
6.30%, 1/15/38	30	32,163
6.55%, 2/15/39	10	10,891
5.35%, 9/01/40	35	33,410
5.55%, 8/15/41	15	14,790
Orange SA, 5.38%, 1/13/42	5	5,284
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	17,691
Verizon Communications, Inc.:
6.40%, 9/15/33	55	62,147
4.27%, 1/15/36	25	22,314
6.55%, 9/15/43	80	93,396
4.86%, 8/21/46	25	23,184
4.52%, 9/15/48	30	26,284
5.01%, 8/21/54	35	31,492
4.67%, 3/15/55	50	42,041

		415,087
Electric Utilities — 2.3%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	20	23,519
6.50%, 9/15/37	10	12,323
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	20	23,187
Duke Energy Florida LLC, 6.40%, 6/15/38	35	45,689
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	13,307
Georgia Power Co., 4.30%, 3/15/42	30	29,130
Pacific Gas & Electric Co.:
6.05%, 3/01/34	35	42,412
5.40%, 1/15/40	20	22,764
PacifiCorp, 6.00%, 1/15/39	10	12,368
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,726

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Southern Power Co., 5.15%, 9/15/41	$10	$9,197
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,093

		268,715
Energy Equipment & Services — 0.8%
Baker Hughes, Inc., 5.13%, 9/15/40	10	9,265
Enterprise Products Operating LLC:
5.95%, 2/01/41	10	9,135
5.70%, 2/15/42	20	17,740
Halliburton Co., 7.45%, 9/15/39	20	23,507
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	23,782
Williams Partners LP, 6.30%, 4/15/40	10	7,149

		90,578
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	15	17,885
Walgreen Co., 4.40%, 9/15/42	10	8,350

		26,235
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,628
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,393
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,037
5.00%, 6/04/42	20	20,395

		54,453
Health Care Equipment & Supplies — 0.7%
Covidien International Finance SA, 6.55%, 10/15/37	15	18,826
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,471
Medtronic, Inc.:
4.63%, 3/15/44	8	8,265
4.63%, 3/15/45	50	52,445

		85,007
Health Care Providers & Services — 0.8%
Aetna, Inc., 6.63%, 6/15/36	5	6,107
Anthem, Inc., 5.10%, 1/15/44	25	24,927
UnitedHealth Group, Inc.:
4.63%, 7/15/35	10	10,641
6.88%, 2/15/38	20	26,537
4.75%, 7/15/45	20	21,423

		89,635

2	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	$15	$17,558
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	10	13,242
Koninklijke Philips NV, 6.88%, 3/11/38	15	17,475

		30,717
Industrial Conglomerates — 0.4%
General Electric Co., 4.50%, 3/11/44	40	41,831
Insurance — 1.5%
Allstate Corp., 4.50%, 6/15/43	15	15,685
American International Group, Inc., 4.13%, 2/15/24	50	49,987
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,340
AXA SA, 8.60%, 12/15/30	10	13,379
MetLife, Inc., 4.88%, 11/13/43	45	45,733
Prudential Financial, Inc., 6.63%, 12/01/37	20	24,316
Travelers Cos., Inc., 4.60%, 8/01/43	15	16,299

		175,739
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	20	17,687
Media — 3.5%
21st Century Fox America, Inc.:
6.40%, 12/15/35	60	67,782
5.40%, 10/01/43	10	10,010
Comcast Corp.:
4.25%, 1/15/33	20	19,770
6.45%, 3/15/37	20	24,841
6.40%, 3/01/40	25	31,444
4.65%, 7/15/42	15	15,305
4.75%, 3/01/44	25	25,614
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	10	10,497
5.15%, 3/15/42	5	4,568
Discovery Communications LLC, 6.35%, 6/01/40	20	19,948
NBCUniversal Media LLC:
6.40%, 4/30/40	20	24,497
5.95%, 4/01/41	10	11,873
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,187
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	19,965
7.30%, 7/01/38	5	5,313

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner Cable, Inc. (continued):
6.75%, 6/15/39	$10	$10,186
Time Warner, Inc.:
4.05%, 12/15/23	25	25,786
7.63%, 4/15/31	15	18,542
6.10%, 7/15/40	20	20,606
5.35%, 12/15/43	20	19,812
Viacom, Inc., 4.38%, 3/15/43	20	13,819
Walt Disney Co., 4.13%, 6/01/44	5	5,026

		410,391
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	22,305
Newmont Mining Corp., 6.25%, 10/01/39	10	8,252
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	13,257
Southern Copper Corp.:
5.25%, 11/08/42	20	14,592
5.88%, 4/23/45	30	23,039
Vale Overseas Ltd.:
6.88%, 11/21/36	10	6,310
6.88%, 11/10/39	40	25,000

		112,755
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,747
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	23,995
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	7,271
Cenovus Energy, Inc., 6.75%, 11/15/39	5	3,844
ConocoPhillips, 6.50%, 2/01/39	30	28,815
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	25,830
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	18,195
Encana Corp., 6.50%, 2/01/38	20	12,032
Hess Corp.:
7.30%, 8/15/31	5	4,483
6.00%, 1/15/40	10	7,678
5.60%, 2/15/41	25	17,801
Marathon Oil Corp., 6.80%, 3/15/32	10	7,749
ONEOK Partners LP, 6.85%, 10/15/37	5	3,950
Phillips 66, 5.88%, 5/01/42	10	9,384

BLACKROCK CORI FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 6/15/38	$35	$33,485
TransCanada PipeLines, Ltd., 6.10%, 6/01/40	15	14,693
Valero Energy Corp., 6.63%, 6/15/37	30	29,115

		248,320
Pharmaceuticals — 1.9%
Abbott Laboratories, 5.30%, 5/27/40	10	11,555
AbbVie, Inc., 4.40%, 11/06/42	15	14,050
AstraZeneca PLC:
3.38%, 11/16/25	20	20,094
6.45%, 9/15/37	15	19,099
4.38%, 11/16/45	20	19,960
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,413
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	20	25,408
Merck & Co., Inc., 2.80%, 5/18/23	25	25,236
Pfizer, Inc.:
7.20%, 3/15/39	50	68,962
4.40%, 5/15/44	5	5,182
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,524

		219,483
Real Estate Investment Trusts (REITs) — 0.2%
Weyerhaeuser Co., 7.38%, 3/15/32	15	17,773
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	5,988
Norfolk Southern Corp., 4.84%, 10/01/41	25	25,258

		31,246
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,537
Intel Corp., 4.80%, 10/01/41	15	15,562

		21,099
Software — 0.4%
Oracle Corp.:
6.13%, 7/08/39	20	23,578
5.38%, 7/15/40	25	27,290

		50,868
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	24,423

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$15	$12,157
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	32,634
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,342

		69,976
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	30	33,703
Vodafone Group PLC:
6.15%, 2/27/37	30	30,290
4.38%, 2/19/43	10	8,062

		72,055
Total Corporate Bonds — 37.4%		4,376,775

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	90	131,259
7.63%, 2/15/25	130	192,217
6.00%, 2/15/26	190	260,226
6.50%, 11/15/26	60	86,231
6.13%, 8/15/29	205	300,445
5.38%, 2/15/31	50	70,248
4.50%, 2/15/36	30	40,174
4.38%, 2/15/38	20	26,371
4.50%, 5/15/38	40	53,666
3.50%, 2/15/39	40	46,403
4.25%, 5/15/39	20	25,848
4.50%, 8/15/39	35	46,834
4.63%, 2/15/40	25	34,064
4.38%, 5/15/41	20	26,405
3.13%, 2/15/42	130	140,918
2.75%, 8/15/42	30	30,169
2.75%, 11/15/42	410	411,393
2.88%, 5/15/43	60	61,610
3.63%, 8/15/43	280	331,581
3.75%, 11/15/43	200	242,180
3.63%, 2/15/44	150	177,340
3.38%, 5/15/44	160	180,513
3.13%, 8/15/44	80	86,069
3.00%, 11/15/44	80	83,894
2.50%, 2/15/45	30	28,390
3.00%, 5/15/45	10	10,481
2.88%, 8/15/45	25	25,551
U.S. Treasury Notes:
2.38%, 8/15/24	135	140,542
2.00%, 2/15/25	230	231,860
2.13%, 5/15/25	300	305,391

4	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (continued):
2.00%, 8/15/25	$60	$60,375
2.25%, 11/15/25	30	30,857
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	5,380	3,174,248
Total U.S. Treasury Obligations — 60.5%		7,093,753
Total Long-Term Investments (Cost — $10,642,882) — 97.9%		11,470,528

Short-Term Securities — 1.0%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	117,158	117,158

Value
Total Short-Term Securities (Cost — $117,158) — 1.0%	$117,158
Total Investments (Cost — $10,760,040*) — 98.9%	11,587,686
Other Assets Less Liabilities — 1.1%	127,135

Net Assets — 100.0%	$11,714,821

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,763,378

Gross unrealized appreciation	$1,064,676
Gross unrealized depreciation	(240,368)

Net unrealized appreciation	$824,308

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	299,546	(182,388)	117,158	$88

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	March 2016	$161,031	$7,938

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,470,528	—	$11,470,528
Short-Term Securities	$117,158	—	—	117,158

Total	$117,158	$11,470,528	—	$11,587,686

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$7,938	—	—	$7,938

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures of $4,400 is categorized as level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$30	$28,603
Northrop Grumman Corp., 4.75%, 6/01/43	20	21,303
United Technologies Corp., 4.50%, 6/01/42	50	51,021

		100,927
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	15,511
4.10%, 2/01/45	10	8,956
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,549

		44,016
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	14,740
Banks — 2.1%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,339
HSBC Holdings PLC, 6.10%, 1/14/42	60	73,678
Wells Fargo & Co.:
5.38%, 11/02/43	35	37,716
5.61%, 1/15/44	45	49,338
4.65%, 11/04/44	25	24,261
4.90%, 11/17/45	45	45,201

		244,533
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	25,157
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,552
PepsiCo, Inc.:
4.00%, 3/05/42	25	24,514
3.60%, 8/13/42	15	13,822

		73,045
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	35,509
Capital Markets — 2.6%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,056
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	69,499
6.75%, 10/01/37	80	92,356
5.15%, 5/22/45	10	9,747
Morgan Stanley:
4.35%, 9/08/26	25	25,101

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
3.95%, 4/23/27	$35	$33,784
6.38%, 7/24/42	15	18,209
4.30%, 1/27/45	35	32,873

		294,625
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,262
5.38%, 3/15/44	15	12,704
Dow Chemical Co., 7.38%, 11/01/29	15	18,376
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	8,509
Ecolab, Inc., 5.50%, 12/08/41	5	5,566
LYB International Finance BV, 4.88%, 3/15/44	5	4,299
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	10,826

		64,542
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	50	60,237
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,257
Diversified Financial Services — 5.5%
Bank of America Corp.:
4.25%, 10/22/26	40	39,438
5.88%, 2/07/42	10	11,544
5.00%, 1/21/44	50	51,562
4.88%, 4/01/44	25	25,527
Series L, 4.75%, 4/21/45	5	4,775
Citigroup, Inc.:
4.30%, 11/20/26	10	9,887
8.13%, 7/15/39	60	86,975
6.68%, 9/13/43	20	23,905
5.30%, 5/06/44	5	5,098
4.65%, 7/30/45	15	14,853
General Electric Capital Corp.:
6.75%, 3/15/32	40	52,468
5.88%, 1/14/38	40	49,302
6.88%, 1/10/39	75	103,152
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	29,828
6.40%, 5/15/38	35	42,799
5.60%, 7/15/41	10	11,446
5.63%, 8/16/43	25	27,291
4.95%, 6/01/45	35	35,010

		624,860

BLACKROCK CORI FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services — 4.3%
AT&T, Inc.:
6.30%, 1/15/38	$40	$42,884
6.55%, 2/15/39	15	16,336
5.35%, 9/01/40	40	38,183
5.55%, 8/15/41	10	9,860
Orange SA, 5.38%, 1/13/42	5	5,284
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	23,588
Verizon Communications, Inc.:
6.40%, 9/15/33	65	73,446
4.27%, 1/15/36	25	22,314
6.55%, 9/15/43	85	99,234
4.86%, 8/21/46	60	55,642
4.52%, 9/15/48	45	39,425
5.01%, 8/21/54	40	35,991
4.67%, 3/15/55	40	33,633

		495,820
Electric Utilities — 2.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	40	47,038
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	30	34,781
Duke Energy Florida LLC, 6.40%, 6/15/38	35	45,688
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	17,743
Georgia Power Co., 4.30%, 3/15/42	25	24,275
Pacific Gas & Electric Co.:
6.05%, 3/01/34	40	48,470
5.40%, 1/15/40	20	22,764
PacifiCorp, 6.00%, 1/15/39	10	12,368
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,969
Southern Power Co., 5.15%, 9/15/41	15	13,796
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,093

		307,985
Energy Equipment & Services — 1.0%
Baker Hughes, Inc., 5.13%, 9/15/40	10	9,265
Enterprise Products Operating LLC:
6.13%, 10/15/39	5	4,680
5.95%, 2/01/41	15	13,703
5.70%, 2/15/42	20	17,740
Halliburton Co., 7.45%, 9/15/39	25	29,383
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	5,141
7.63%, 1/15/39	25	29,728

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Williams Partners LP, 6.30%, 4/15/40	$10	$7,149

		116,789
Food & Staples Retailing — 0.3%
CVS Health Corp., 6.13%, 9/15/39	20	23,847
Walgreen Co., 4.40%, 9/15/42	15	12,524

		36,371
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,837
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,393
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,037
5.00%, 6/04/42	20	20,395

		59,662
Health Care Equipment & Supplies — 0.7%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,551
Express Scripts Holding Co., 6.13%, 11/15/41	10	10,942
Medtronic, Inc.:
4.63%, 3/15/44	9	9,298
4.63%, 3/15/45	50	52,445

		85,236
Health Care Providers & Services — 1.1%
Aetna, Inc., 6.63%, 6/15/36	5	6,107
Anthem, Inc., 5.10%, 1/15/44	30	29,912
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	21,282
6.88%, 2/15/38	20	26,537
4.75%, 7/15/45	35	37,491

		121,329
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	23,411
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,621
Koninklijke Philips NV, 6.88%, 3/11/38	20	23,300

		29,921
Industrial Conglomerates — 0.5%
General Electric Co., 4.50%, 3/11/44	55	57,517

2	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Insurance — 1.4%
Allstate Corp., 4.50%, 6/15/43	$15	$15,685
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,340
AXA SA, 8.60%, 12/15/30	10	13,378
Lincoln National Corp., 7.00%, 6/15/40	20	24,722
MetLife, Inc.:
4.88%, 11/13/43	40	40,652
4.05%, 3/01/45	10	8,995
Prudential Financial, Inc., 6.63%, 12/01/37	25	30,395
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,732

		165,899
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	22,109
Media — 4.1%
21st Century Fox America, Inc.:
6.40%, 12/15/35	65	73,430
5.40%, 10/01/43	15	15,015
CBS Corp., 4.60%, 1/15/45	5	4,285
Comcast Corp.:
4.25%, 1/15/33	30	29,654
6.45%, 3/15/37	40	49,681
6.40%, 3/01/40	25	31,444
4.65%, 7/15/42	25	25,508
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	15	15,745
5.15%, 3/15/42	10	9,137
Discovery Communications LLC:
6.35%, 6/01/40	5	4,987
4.88%, 4/01/43	5	3,978
NBCUniversal Media LLC:
6.40%, 4/30/40	25	30,622
5.95%, 4/01/41	20	23,747
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,187
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	24,956
7.30%, 7/01/38	10	10,625
6.75%, 6/15/39	10	10,186
Time Warner, Inc.:
7.63%, 4/15/31	20	24,723
6.10%, 7/15/40	15	15,454
6.25%, 3/29/41	15	15,892
5.35%, 12/15/43	25	24,765
Viacom, Inc., 4.38%, 3/15/43	25	17,274

		466,295

Corporate Bonds	Par (000)	Value
Metals & Mining — 1.0%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	$25	$22,305
Newmont Mining Corp., 6.25%, 10/01/39	10	8,252
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	15	13,257
Southern Copper Corp.:
5.25%, 11/08/42	25	18,240
5.88%, 4/23/45	30	23,039
Vale Overseas Ltd.:
6.88%, 11/21/36	15	9,465
6.88%, 11/10/39	40	25,000

		119,558
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	25	24,747
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	27,994
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	7,271
Cenovus Energy, Inc., 6.75%, 11/15/39	5	3,844
ConocoPhillips:
5.90%, 5/15/38	5	4,572
6.50%, 2/01/39	30	28,815
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	30,996
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	22,744
Encana Corp., 6.50%, 2/01/38	25	15,039
Hess Corp.:
7.30%, 8/15/31	5	4,483
6.00%, 1/15/40	15	11,517
5.60%, 2/15/41	25	17,801
Marathon Oil Corp., 6.80%, 3/15/32	10	7,749
ONEOK Partners LP, 6.85%, 10/15/37	5	3,950
Petro-Canada, 6.80%, 5/15/38	10	9,758
Phillips 66, 5.88%, 5/01/42	10	9,384
Suncor Energy, Inc., 6.50%, 6/15/38	40	38,268
TransCanada PipeLines, Ltd., 6.10%, 6/01/40	10	9,796
Valero Energy Corp., 6.63%, 6/15/37	25	24,263

		278,244
Pharmaceuticals — 2.0%
Abbott Laboratories, 5.30%, 5/27/40	10	11,555

BLACKROCK CORI FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc., 4.40%, 11/06/42	$20	$18,733
AstraZeneca PLC:
6.45%, 9/15/37	15	19,099
4.38%, 11/16/45	20	19,960
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,826
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	31,760
Merck & Co., Inc., 4.15%, 5/18/43	15	15,140
Pfizer, Inc.:
7.20%, 3/15/39	60	82,755
4.40%, 5/15/44	5	5,182
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,048

		224,058
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	5,988
Norfolk Southern Corp., 4.84%, 10/01/41	30	30,310

		36,298
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,537
Intel Corp., 4.80%, 10/01/41	25	25,937

		31,474
Software — 0.5%
Oracle Corp.:
6.13%, 7/08/39	15	17,683
5.38%, 7/15/40	35	38,207

		55,890
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	24,423
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	12,972

		37,395
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	10	8,105
Tobacco — 0.7%
Altria Group, Inc., 5.38%, 1/31/44	25	27,195
Philip Morris International, Inc.:
4.88%, 11/15/43	45	48,011
4.25%, 11/10/44	10	9,754

		84,960
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 6.38%, 3/01/35	40	44,938

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC:
6.15%, 2/27/37	$35	$35,338
4.38%, 2/19/43	10	8,062

		88,338
Total Corporate Bonds — 39.7%		4,553,702

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.75%, 8/15/26	40	58,153
6.50%, 11/15/26	50	71,859
6.63%, 2/15/27	25	36,429
5.50%, 8/15/28	30	41,182
5.25%, 2/15/29	30	40,583
6.13%, 8/15/29	70	102,591
5.38%, 2/15/31	90	126,447
4.75%, 2/15/37	20	27,650
4.38%, 2/15/38	20	26,371
4.50%, 5/15/38	110	147,581
3.50%, 2/15/39	55	63,804
4.25%, 5/15/39	140	180,934
4.50%, 8/15/39	50	66,906
4.38%, 11/15/39	25	32,887
4.63%, 2/15/40	30	40,877
3.88%, 8/15/40	20	24,482
4.38%, 5/15/41	20	26,405
2.75%, 8/15/42	30	30,169
2.75%, 11/15/42	200	200,680
3.13%, 2/15/43	120	129,413
2.88%, 5/15/43	250	256,709
3.63%, 8/15/43	100	118,422
3.75%, 11/15/43	50	60,545
3.63%, 2/15/44	105	124,138
3.38%, 5/15/44	150	169,230
3.13%, 8/15/44	110	118,344
3.00%, 11/15/44	200	209,734
3.00%, 5/15/45	40	41,922
2.88%, 8/15/45	20	20,441
3.00%, 11/15/45	160	167,919
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	7,165	3,821,639
Total U.S. Treasury Obligations — 57.5%		6,584,446
Total Long-Term Investments (Cost — $10,372,228) — 97.2%		11,138,148

4	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund

Short-Term Securities — 1.5%	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	174,876	$174,876
Total Short-Term Securities (Cost — $174,876) — 1.5%		174,876
Total Investments (Cost — $10,547,104*) — 98.7%		11,313,024
Other Assets Less Liabilities — 1.3%		146,812

Net Assets — 100.0%		$11,459,836

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,547,863

Gross unrealized appreciation	$1,031,269
Gross unrealized depreciation	(266,108)

Net unrealized appreciation	$765,161

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds,TempFund, Institutional Class	150,430	24,446	174,876	$132

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	March 2016	$161,031	$7,938

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:	—	$11,138,148	—	$11,138,148
Short-Term Securities:	$174,876	—	—	174,876

Total	$174,876	$11,138,148	—	$11,313,024

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$7,938	—	—	$7,938

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures of $4,400 is categorized as level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	$45	$42,904
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,977
United Technologies Corp., 4.50%, 6/01/42	75	76,532

		135,413
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	20	20,681
5.10%, 1/15/44	5	5,151
4.10%, 2/01/45	15	13,433
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,549

		58,814
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,110
Banks — 1.5%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,339
Wells Fargo & Co.:
5.38%, 11/02/43	45	48,493
5.61%, 1/15/44	30	32,892
4.65%, 11/04/44	40	38,818
4.90%, 11/17/45	40	40,178

		174,720
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	30	30,189
Diageo Investment Corp., 4.25%, 5/11/42	25	25,139
Molson Coors Brewing Co., 5.00%, 5/01/42	10	9,551
PepsiCo, Inc., 4.00%, 3/05/42	50	49,028

		113,907
Biotechnology — 0.4%
Amgen, Inc.:
6.90%, 6/01/38	25	30,795
6.40%, 2/01/39	10	11,836

		42,631
Capital Markets — 2.2%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	19,583
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	10	11,583
6.75%, 10/01/37	95	109,673
6.25%, 2/01/41	25	29,643

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
5.15%, 5/22/45	$35	$34,115
Morgan Stanley:
6.38%, 7/24/42	20	24,279
4.30%, 1/27/45	40	37,569

		266,445
Chemicals — 0.7%
CF Industries, Inc.:
5.15%, 3/15/34	5	4,262
5.38%, 3/15/44	35	29,643
Dow Chemical Co., 7.38%, 11/01/29	10	12,250
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	8,510
Ecolab, Inc., 5.50%, 12/08/41	10	11,132
LYB International Finance BV, 4.88%, 3/15/44	5	4,299
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	16,238

		86,334
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	45	54,213
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	25	24,071
Diversified Financial Services — 4.7%
Bank of America Corp.:
5.88%, 2/07/42	15	17,315
5.00%, 1/21/44	75	77,342
4.88%, 4/01/44	25	25,527
Series L, 4.75%, 4/21/45	5	4,775
Citigroup, Inc.:
4.30%, 11/20/26	20	19,774
8.13%, 7/15/39	35	50,735
6.68%, 9/13/43	20	23,905
5.30%, 5/06/44	30	30,590
4.65%, 7/30/45	15	14,854
General Electric Capital Corp.:
6.75%, 3/15/32	45	59,027
5.88%, 1/14/38	50	61,627
6.88%, 1/10/39	15	20,630
JPMorgan Chase & Co.:
4.13%, 12/15/26	20	19,886
6.40%, 5/15/38	35	42,799
5.60%, 7/15/41	20	22,892
5.63%, 8/16/43	35	38,208

BLACKROCK CORI FUNDS	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.95%, 6/01/45	$25	$25,007

		554,893
Diversified Telecommunication Services — 4.7%
AT&T, Inc.:
6.30%, 1/15/38	25	26,803
6.55%, 2/15/39	15	16,336
5.35%, 9/01/40	65	62,047
5.55%, 8/15/41	20	19,720
Orange SA, 5.38%, 1/13/42	10	10,569
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	23,588
Verizon Communications, Inc.:
6.40%, 9/15/33	65	73,446
4.27%, 1/15/36	25	22,314
6.55%, 9/15/43	75	87,559
4.86%, 8/21/46	65	60,279
4.52%, 9/15/48	60	52,567
5.01%, 8/21/54	30	26,993
4.67%, 3/15/55	90	75,673

		557,894
Electric Utilities — 3.2%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	50	58,797
6.50%, 9/15/37	10	12,323
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	25	28,984
Duke Energy Florida LLC, 6.40%, 6/15/38	55	71,796
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	17,743
Georgia Power Co., 4.30%, 3/15/42	40	38,841
Pacific Gas & Electric Co., 6.05%, 3/01/34	55	66,647
PacifiCorp, 6.00%, 1/15/39	10	12,368
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	24,969
Southern Power Co., 5.15%, 9/15/41	15	13,796
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,186

		378,450
Energy Equipment & Services — 1.2%
Baker Hughes, Inc., 5.13%, 9/15/40	20	18,530
Enterprise Products Operating LLC:
6.13%, 10/15/39	20	18,719
5.95%, 2/01/41	15	13,703

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Enterprise Products Operating LLC (continued):
5.70%, 2/15/42	$5	$4,435
Halliburton Co., 7.45%, 9/15/39	25	29,383
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	15,424
7.63%, 1/15/39	25	29,728
Williams Partners LP, 6.30%, 4/15/40	15	10,723

		140,645
Food & Staples Retailing — 0.3%
CVS Health Corp., 6.13%, 9/15/39	20	23,847
Walgreen Co., 4.40%, 9/15/42	20	16,699

		40,546
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	20,837
JM Smucker Co., 4.38%, 3/15/45	25	24,329
Kellogg Co., Series B, 7.45%, 4/01/31	10	12,392

		57,558
Health Care Equipment & Supplies — 1.0%
Covidien International Finance SA, 6.55%, 10/15/37	10	12,551
Express Scripts Holding Co., 6.13%, 11/15/41	20	21,884
Medtronic, Inc., 4.63%, 3/15/45	75	78,667

		113,102
Health Care Providers & Services — 1.3%
Aetna, Inc., 6.63%, 6/15/36	10	12,214
Anthem, Inc.:
4.65%, 1/15/43	30	28,547
5.10%, 1/15/44	20	19,941
UnitedHealth Group, Inc.:
4.63%, 7/15/35	45	47,883
4.75%, 7/15/45	40	42,847

		151,432
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	23,411
Household Products — 0.2%
Koninklijke Philips NV, 6.88%, 3/11/38	25	29,125
Industrial Conglomerates — 0.3%
General Electric Co., 4.50%, 3/11/44	35	36,602

2	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Insurance — 1.9%
Allstate Corp., 4.50%, 6/15/43	$20	$20,913
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,340
AXA SA, 8.60%, 12/15/30	15	20,068
Chubb Corp., Series 1, 6.50%, 5/15/38	15	19,948
Lincoln National Corp., 7.00%, 6/15/40	20	24,722
MetLife, Inc.:
4.88%, 11/13/43	45	45,733
4.05%, 3/01/45	15	13,493
Principal Financial Group, Inc., 6.05%, 10/15/36	15	17,188
Prudential Financial, Inc., 6.63%, 12/01/37	30	36,474
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,732

		230,611
Machinery — 0.4%
Caterpillar, Inc., 3.80%, 8/15/42	25	22,109
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	25	27,917

		50,026
Media — 4.7%
21st Century Fox America, Inc.:
6.40%, 12/15/35	50	56,485
6.15%, 2/15/41	15	16,157
5.40%, 10/01/43	20	20,020
CBS Corp., 4.60%, 1/15/45	5	4,285
Comcast Corp.:
4.25%, 1/15/33	35	34,597
6.45%, 3/15/37	30	37,261
6.40%, 3/01/40	25	31,443
4.65%, 7/15/42	35	35,712
4.75%, 3/01/44	25	25,614
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.38%, 3/01/41	20	20,993
5.15%, 3/15/42	20	18,273
NBCUniversal Media LLC:
6.40%, 4/30/40	15	18,373
5.95%, 4/01/41	15	17,810
Thomson Reuters Corp., 5.85%, 4/15/40	10	10,375
Time Warner Cable, Inc.:
6.55%, 5/01/37	30	29,947
7.30%, 7/01/38	20	21,251
6.75%, 6/15/39	10	10,186
Time Warner, Inc.:
7.63%, 4/15/31	25	30,903
6.10%, 7/15/40	55	56,667

Corporate Bonds	Par (000)	Value
Media (continued)
Time Warner, Inc. (continued):
5.35%, 12/15/43	$25	$24,765
Viacom, Inc., 4.38%, 3/15/43	30	20,729
Walt Disney Co., 4.13%, 6/01/44	15	15,077

		556,923
Metals & Mining — 1.3%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	26,766
Newmont Mining Corp., 6.25%, 10/01/39	15	12,377
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	22,095
Southern Copper Corp.:
5.25%, 11/08/42	25	18,240
5.88%, 4/23/45	35	26,879
Vale Overseas Ltd.:
6.88%, 11/21/36	15	9,465
6.88%, 11/10/39	60	37,500

		153,322
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	44,544
Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36	45	35,993
Apache Corp., 6.00%, 1/15/37	15	13,206
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	14,542
Cenovus Energy, Inc., 6.75%, 11/15/39	10	7,688
ConocoPhillips:
5.90%, 5/15/38	10	9,144
6.50%, 2/01/39	35	33,618
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	25,830
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	22,744
Encana Corp., 6.50%, 2/01/38	25	15,039
Hess Corp.:
7.30%, 8/15/31	10	8,967
5.60%, 2/15/41	30	21,362
Marathon Oil Corp., 6.80%, 3/15/32	15	11,623
ONEOK Partners LP, 6.85%, 10/15/37	10	7,900
Petro-Canada, 6.80%, 5/15/38	25	24,394
Phillips 66, 5.88%, 5/01/42	15	14,076
Suncor Energy, Inc., 6.50%, 6/15/38	30	28,701
TransCanada PipeLines, Ltd., 6.10%, 6/01/40	15	14,693

BLACKROCK CORI FUNDS	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp., 6.63%, 6/15/37	$45	$43,673

		353,193
Pharmaceuticals — 2.5%
Abbott Laboratories, 5.30%, 5/27/40	10	11,555
AbbVie, Inc., 4.40%, 11/06/42	30	28,099
AstraZeneca PLC:
6.45%, 9/15/37	25	31,832
4.00%, 9/18/42	25	23,876
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,827
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	35	44,464
Merck & Co., Inc.:
2.80%, 5/18/23	50	50,473
4.15%, 5/18/43	10	10,093
Pfizer, Inc.:
7.20%, 3/15/39	25	34,481
4.40%, 5/15/44	15	15,545
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,048
Wyeth LLC, 5.95%, 4/01/37	25	30,415

		300,708
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co., 7.38%, 3/15/32	10	11,849
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	10	11,976
Norfolk Southern Corp., 4.84%, 10/01/41	35	35,361

		47,337
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	5,537
Intel Corp., 4.80%, 10/01/41	35	36,312

		41,849
Software — 0.6%
Oracle Corp.:
6.13%, 7/08/39	15	17,683
5.38%, 7/15/40	50	54,581

		72,264
Specialty Retail — 0.4%
Home Depot, Inc., 5.88%, 12/16/36	25	30,529
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	12,972

		43,501

Corporate Bonds	Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	$10	$8,105
Tobacco — 1.0%
Altria Group, Inc.:
4.25%, 8/09/42	15	13,895
5.38%, 1/31/44	25	27,195
Philip Morris International, Inc.:
6.38%, 5/16/38	25	31,340
4.88%, 11/15/43	20	21,338
4.25%, 11/10/44	20	19,508

		113,276
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	45	50,555
Vodafone Group PLC:
6.15%, 2/27/37	20	20,193
4.38%, 2/19/43	20	16,124

		86,872
Total Corporate Bonds — 43.7%		5,176,696

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	40	59,926
5.38%, 2/15/31	335	470,662
4.50%, 5/15/38	20	26,833
3.50%, 2/15/39	65	75,405
4.25%, 5/15/39	20	25,848
4.25%, 11/15/40	100	129,387
4.38%, 5/15/41	20	26,405
2.75%, 8/15/42	30	30,169
2.75%, 11/15/42	50	50,170
3.13%, 2/15/43	20	21,569
2.88%, 5/15/43	130	133,489
3.63%, 8/15/43	50	59,211
3.75%, 11/15/43	40	48,436
3.63%, 2/15/44	50	59,113
3.38%, 5/15/44	50	56,410
3.13%, 8/15/44	70	75,310
2.50%, 2/15/45	20	18,926
3.00%, 5/15/45	50	52,402
3.00%, 11/15/45	150	157,424
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	10,505	4,853,867
Total U.S. Treasury Obligations — 54.3%		6,430,962
Total Long-Term Investments (Cost — $10,741,084) — 98.0%		11,607,658

4	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (b)(c)	136,369	$136,369
Total Short-Term Securities (Cost — $136,369) — 1.1%		136,369
Total Investments (Cost — $10,877,453*) — 99.1%		11,744,027
Other Assets Less Liabilities — 0.9%		110,140

Net Assets — 100.0%		$11,854,167

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,921,153

Gross unrealized appreciation	$1,221,194
Gross unrealized depreciation	(398,320)

Net unrealized appreciation	$822,874

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	129,167	7,202	136,369	$113

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	March 2016	$161,031	$7,938

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2016	5

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,607,658	—	$11,607,658
Short-Term Securities.	$136,369	—	—	136,369

Total	$136,369	$11,607,658	—	$11,744,027

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$7,938	—	—	$7,938
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash pledged for financial futures contracts of $4,400 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2016, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: March 22, 2016